Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 07, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 07, 2018
Document Effective Date	Dec. 07, 2018
Prospectus Date	Dec. 07, 2018
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus:
Trading Symbol	HCPI